UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C. 20549
				  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: December 31, 2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID 83702
     13F File Number: 28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,		Place,			and Date of Signing:
Roderick MacKinnon	Boise, Idaho		February 9, 2004

Report Type (Check only one.):      [X]   13F HOLDING REPORT
				    [ ]   13F NOTICE
				    [ ]   13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    87
Form 13F Information Table Value Total:    $388,756
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     3991 85642.00 SH       SOLE                 85642.00
Acxiom Corp                    COM              005125109     1274 68400.00 SH       SOLE                 68400.00
Alliance Data Sys Corp         COM              018581108      610 22050.00 SH       SOLE                 22050.00
AmSouth Bancorp                COM              032165102     1225 50000.00 SH       SOLE                 50000.00
American Intn'l Group          COM              026874107      220  3320.00 SH       SOLE                  3320.00
Applied Biosystems             COM              038020103     1106 53400.00 SH       SOLE                 53400.00
AptarGroup Inc                 COM              038336103    12615 323450.00SH       SOLE                323450.00
Arrow Electronics, Inc         COM              042735100     3540 153000.00SH       SOLE                153000.00
BISYS Group Inc                COM              055472104     4880 327950.00SH       SOLE                327950.00
BJ's Wholesale Club, Inc       COM              15548J106     1837 80000.00 SH       SOLE                 80000.00
Baldor Electric                COM              057741100     5781 253016.00SH       SOLE                253016.00
Bank of America Corp           COM              060505104      388  4820.00 SH       SOLE                  4820.00
Beckman Coulter Inc            COM              075811109     7106 139800.00SH       SOLE                139800.00
Biomet, Inc                    COM              090613100     9018 248973.00SH       SOLE                248973.00
C R Bard                       COM              067383109     8324 102450.00SH       SOLE                102450.00
C.H. Robinson Wrldwd           COM              12541w100     4678 123400.00SH       SOLE                123400.00
CDW Corporation                COM              125129106     4037 69900.00 SH       SOLE                 69900.00
Certegy                        COM              156880106     5854 178487.00SH       SOLE                178487.00
Charles River Labs             COM              159864107     2128 62000.00 SH       SOLE                 62000.00
Charter One Financial          COM              160903100     4523 130909.00SH       SOLE                130909.00
Chevron Texaco Corp            COM              166764100     1141 13203.00 SH       SOLE                 13203.00
ChoicePoint Inc                COM              170388102     4098 107599.99SH       SOLE                107599.99
Cintas Corp                    COM              172908105     7080 141325.00SH       SOLE                141325.00
Cisco Systems Inc              COM              17275R102      200  8259.00 SH       SOLE                  8259.00
Citigroup Inc                  COM              172967101      361  7435.20 SH       SOLE                  7435.20
Comcast Corp Cl A SPL          COM              20030N200      219  7000.00 SH       SOLE                  7000.00
Compass Bancshares Inc         COM              20449H109     7053 179250.00SH       SOLE                179250.00
Conmed Corp                    COM              207410101     1233 51800.00 SH       SOLE                 51800.00
Costco Wholesale Corp          COM              22160K105      805 21647.00 SH       SOLE                 21647.00
Danaher Corp                   COM              235851102    23509 256227.00SH       SOLE                256227.00
Donaldson Co                   COM              257651109    18069 305433.00SH       SOLE                305433.00
E.W. Scripps Co Cl A           COM              811054204     2363 25100.00 SH       SOLE                 25100.00
Edwards Lifesciences           COM              28176E108     3079 102360.00SH       SOLE                102360.00
Entercom Comm Corp             COM              293639100     2780 52500.00 SH       SOLE                 52500.00
Equifax Inc                    COM              294429105     6489 264875.00SH       SOLE                264875.00
Expeditors International       COM              302130109     2113 56100.00 SH       SOLE                 56100.00
Exxon Mobil Corp               COM              30231G102     1523 37155.00 SH       SOLE                 37155.00
Family Dollar Stores           COM              307000109     7160 199550.00SH       SOLE                199550.00
Fastenal Co.                   COM              311900104     3567 71700.00 SH       SOLE                 71700.00
Fifth Third Bancorp            COM              316773100     2277 38528.00 SH       SOLE                 38528.00
First Data Corp                COM              319963104    20510 499158.00SH       SOLE                499158.00
Fiserv, Inc                    COM              337738108    20193 510690.00SH       SOLE                510690.00
G&K Services, Inc              COM              361268105     1323 36000.00 SH       SOLE                 36000.00
General Electric Co            COM              369604103     2550 82320.99 SH       SOLE                 82320.99
Genzyme Corp                   COM              372917104     2741 55600.00 SH       SOLE                 55600.00
Global Payments Inc.           COM              37940X102     1977 41950.00 SH       SOLE                 41950.00
Health Management Associates I COM              421933102     4858 202400.00SH       SOLE                202400.00
ITT Industries                 COM              450911102     3057 41200.00 SH       SOLE                 41200.00
Idex Corp                      COM              45167R104    10128 243520.00SH       SOLE                243520.00
Int'l Business Machines        COM              459200101     1176 12693.00 SH       SOLE                 12693.00
Intel Corp                     COM              458140100      303  9452.00 SH       SOLE                  9452.00
Johnson & Johnson              COM              478160104      383  7408.00 SH       SOLE                  7408.00
Jones Apparel Group Inc        COM              480074103     3859 109550.00SH       SOLE                109550.00
Keane Inc                      COM              486665102      744 50800.00 SH       SOLE                 50800.00
Marshall & Ilsley Corp         COM              571834100     2081 54400.00 SH       SOLE                 54400.00
Medimmune Inc                  COM              584699102      888 35000.00 SH       SOLE                 35000.00
Merck & Co                     COM              589331107     1322 28607.00 SH       SOLE                 28607.00
Microsoft Corp                 COM              594918104      307 11234.00 SH       SOLE                 11234.00
National City Corp             COM              635405103     9888 291350.00SH       SOLE                291350.00
North Fork Bancorp             COM              659424105    18113 447567.00SH       SOLE                447567.00
Pacer International            COM              69373H106     1288 63676.00 SH       SOLE                 63676.00
Pactiv Corp                    COM              695257105     5444 227800.00SH       SOLE                227800.00
Patterson Dental Co.           COM              703412106     6137 95900.00 SH       SOLE                 95900.00
Pfizer Inc                     COM              717081103     2720 76977.00 SH       SOLE                 76977.00
Piper Jaffray Companies        COM              724078100      233  5613.56 SH       SOLE                  5613.56
Quest Diagnostics Inc          COM              74834L100     8406 114975.00SH       SOLE                114975.00
Robert Half Int'l Inc          COM              770323103     3285 140750.00SH       SOLE                140750.00
Royal Dutch Petroleum Co       COM              780257804      243  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100     6670 123200.00SH       SOLE                123200.00
Teleflex Inc                   COM              879369106    10490 217046.00SH       SOLE                217046.00
U.S. Bancorp                   COM              902973304    16506 562109.00SH       SOLE                562109.00
UCBH Holdings Inc.             COM              90262T308      996 25550.00 SH       SOLE                 25550.00
Unisys Corp                    COM              909214108      371 25000.00 SH       SOLE                 25000.00
Universal Health Services      COM              913903100     5393 100400.00SH       SOLE                100400.00
Viacom Inc Cl B                COM              925524308     1956 44085.00 SH       SOLE                 44085.00
Viad Corp                      COM              92552R109     2250 90000.00 SH       SOLE                 90000.00
Washington Mutual Inc          COM              939322103      284  7078.00 SH       SOLE                  7078.00
Waters Corp                    COM              941848103     3752 113150.00SH       SOLE                113150.00
Wells Fargo & Co.              COM              949746101     1261 21410.16 SH       SOLE                 21410.16
Westamerica Bancorp            COM              957090103     2813 56500.00 SH       SOLE                 56500.00
Whole Foods Market Inc         COM              966837106     4219 62850.00 SH       SOLE                 62850.00
Zimmer Holdings Inc            COM              98956P102     5896 83750.00 SH       SOLE                 83750.00
Zions Bancorporation           COM              989701107    12605 205490.00SH       SOLE                205490.00
Franklin Templeton, Oregon Tax COM              354723785      235 19977.0230SH      SOLE               19977.0230
Lord Abbett Affiliated Fund Cl COM              544001100      421 31103.3950SH      SOLE               31103.3950
MFS Charter Income Trust       COM              552727109       88 10000.0000SH      SOLE               10000.0000
Vanguard Short-Term Bond Index COM              921937207      135 13148.2500SH      SOLE               13148.2500